Document and Entity Information	Nov. 12, 2020	Jan. 22, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Weyerhaeuser Company (the "Company") is filing this amendment to its Current Report on Form 8-K filed on November 12, 2020, which reported that the Company's board of directors had elected Deidra “Dee” C. Merriwether as a new director of the Company effective as of November 12, 2020. At the time of her election, Ms. Merriwether’s board committee appointment had not been determined. On February 12, 2021, the board of directors appointed Ms. Merriwether to serve as a member of the board’s audit committee. Except as set forth herein, no other information in the Company’s Current Report on Form 8-K filed on November 12, 2020 is amended.
Document Period End Date	Nov. 12, 2020
Entity Registrant Name	WEYERHAEUSER COMPANY
Entity Central Index Key	0000106535
Entity Emerging Growth Company	false
Entity File Number	1-4825
Entity Incorporation State Country Code	WA
Entity Tax Identification Number	91-0470860
Entity Address Address Line1	220 Occidental Avenue South
Entity Address City Or Town	Seattle
Entity Address State Or Province	WA
Entity Address Postal Zip Code	98104-7800
City Area Code	(206)
Local Phone Number	539-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class		Common Stock, par value $1.25 per share
Trading Symbol		WY
Name of each exchange on which registered		NYSE